SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 14— SHAREHOLDERS’ EQUITY

Ordinary Shares

Bon Natural Life Limited (“Bon Natural Life”, or the “Company”) was incorporated under the laws of Cayman Islands on December 11, 2019. The initial authorized number of Ordinary Shares was 500,000,000 shares with par value of US$0.0001 each. On March 9, 2024, the Company adopted an amendment of Memorandum of Association to amend the capital of the Company into (a) 270,000,000 Ordinary Shares of a par value of US$0.001 each and (b) 30,000,000 preference shares of a par value of US$0.001 each.

On June 17, 2020, the Company’s shareholders approved a reverse split of the outstanding Ordinary Shares at a ratio of 1-for-3 shares (the “Reverse Split”), which led to a redemption of 1,033,333 shares* out of the 1,550,000 Ordinary Shares* previously issued to existing shareholders. The Reverse Split did not change the authorized number of Ordinary Shares and only changed the issued and outstanding Ordinary Shares. The Reverse Split took effective on June 24, 2020. As a result of this reverse split, there were 516,667 shares* issued and outstanding. The issuance of these 516,667 shares* is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.

On June 28, 2021, the Company closed its initial public offering (“IPO”) of 220,000 Ordinary Shares*, par value US$0.001 per share* at a public offering price of $50.00 per share*, and the Company’s Ordinary Shares started to trade on the Nasdaq Capital Market under the ticker symbol “BON” since June 24, 2021. On July 2, 2021, the underwriters exercised its over-allotment option to purchase an additional 33,000 shares*, par value US$0.001 per share* at the price of $50.00 per share*.

In connection with the Company’s IPO, the Company agreed to issue to the underwriters with warrants to purchase up to a total of 10,120 Ordinary Shares* of the Company, with warrant terms of five years and an exercise price of $50.00 per share*, among which 5,060 shares* of warrants had been exercised on October 1, 2021 by cashless method, which resulted in 2,038 Ordinary Shares* issued with no proceeds received by the Company from this transaction. Subsequently, on July 13, 2022, the underwriters elected to exercise the remaining 5,060 shares* of warrants under the cashless method, which resulted in 3,185 Ordinary Shares* issued with no proceeds received by the Company from this transaction.

On January 17, 2023, the Company closed a private offering of Ordinary Shares and warrants to purchase Ordinary Shares. A total of 275,000 Ordinary Shares* were issued to a total of five investors (the “Investors”) at a subscription price of $8.00 per share*, for total subscription proceeds of $2,200,000. In addition, for each share subscribed for by the Investors, the Company issued one warrant to purchase one Ordinary Share at an exercise price of $8.80 per share*, exercisable for a period of 24 month for a total of 275,000 shares. A commission of $168,532 were paid related to this private offering.

On March 9, 2024, the shareholders of the Company approved a reverse split at a ratio of 1-for-10 shares. The Reverse Split took effective on April 11, 2024. As a result of this reverse split, there were 1,173,867 shares* and 839,623 shares* issued and outstanding as of September 30, 2023 and 2022, which are considered as a part of the Reorganization of the Company and was retroactively applied as if the transaction occurred at the beginning of the period presented.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14— SHAREHOLDERS’ EQUITY (continued)

Underwriter warrants

In connection with the Company’s IPO, the Company also agreed to issue to the underwriters and to register herein warrants to purchase up to a total of 10,120 Ordinary Shares* of the Company (equal to 4% of the total number of Ordinary Shares sold in the IPO) (the “Underwriter Warrants”).

These warrants have warrant term of five years, with an exercise price of $50.00 per share* (equal to 100% of the Company’s IPO offering price of $50.00 per share*). The Underwriter Warrants may be purchased in cash or via cashless exercise, will be exercisable for five (5) years, and will terminate on the fifth anniversary of the date thereafter.

The warrants are exercisable at any time, and from time to time, in whole or in part, commencing 180 days from the closing of the IPO. Management determined that these warrants meet the requirements for equity classification under ASC 815-40. On October 1, 2021, the underwriters elected to exercise 5,060 shares* of warrants with cashless exercise, which resulted in 2,038 Ordinary Shares* issued with no proceeds received by the Company from this transaction. Subsequently, on July 13, 2022, the underwriters elected to exercise the remaining 5,060 shares* of warrants under the cashless method, which resulted in 3,185 Ordinary Shares* issued with no proceeds received by the Company from this transaction.

A summary of warrants activity for the years ended March 31, 2024 and September 30, 2023 was as follows:

	Number of warrants*	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2022	-	$-	-
Granted	275,000	8.80	1.3
Forfeited	-	-	-
Exercised	-	-	-
Exercisable, September 30, 2023	275,000	$8.80	1.3
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, March 31, 2024	275,000	$8.80	0.7
Exercisable, March 31, 2024	275,000	$8.80	0.7

(*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14— SHAREHOLDERS’ EQUITY (continued)

Non-controlling interest

The Company’s subsidiary, Xi’an App-chem, owns majority of the equity interest in the following two entities: Xi’an Dietary Therapy Medical Technology Co., Ltd (“Xi’an DT”) and Tianjin Yonghexiang Bio(Tech) Co., Ltd. (“Tianjin YHX”) Non-controlling interests represent minority shareholders’ 25% ownership interests in Xi’an DT and 49% ownership interest in Tianjin YHX. The following table reconciles the non-controlling interest as of March 31, 2024 and September 30, 2023:

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2023	$468,427	28,754	497,181
Net loss attributable to non-controlling interest	(2,972)	(28,307)	(31,279)
Foreign currency translation adjustment	14,967	142,534	157,501
As of March 31, 2024	480,422	142,981	623,403

Statutory reserve and restricted net assets

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP differ from those in the statutory financial statements of the WFOE and its subsidiaries. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, the Company’s WFOE Xi’an CMIT and subsidiaries are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict the WFOE and its subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.

As of March 31, 2024 and September 30, 2023, the restricted amounts as determined pursuant to PRC statutory laws totaled $2,372,871 and $2,372,871, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14— SHAREHOLDERS’ EQUITY

Ordinary Shares

Bon Natural Life Limited (“Bon Natural Life”, or the “Company”) was incorporated under the laws of Cayman Islands on December 11, 2019. The initial authorized number of Ordinary Shares was 500,000,000 shares with par value of US$0.0001 each. On March 9, 2024, the Company adopted an amendment of Memorandum of Association to amend the capital of the Company into (a) 270,000,000 Ordinary Shares of a par value of US$0.001 each and (b) 30,000,000 preference shares of a par value of US$0.001 each.

On June 17, 2020, the Company’s shareholders approved a reverse split of the outstanding Ordinary Shares at a ratio of 1-for-3 shares (the “Reverse Split”), which led to a redemption of 1,033,333 shares* out of the 1,550,000 Ordinary Shares* previously issued to existing shareholders. The Reverse Split did not change the authorized number of Ordinary Shares and only changed the issued and outstanding Ordinary Shares. The Reverse Split took effective on June 24, 2020. As a result of this reverse split, there were 516,667 shares* issued and outstanding. The issuance of these 516,667 shares* is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14— SHAREHOLDERS’ EQUITY (continued)

On June 28, 2021, the Company closed its initial public offering (“IPO”) of 220,000 Ordinary Shares*, par value US$0.001 per share* at a public offering price of $50.00 per share*, and the Company’s Ordinary Shares started to trade on the Nasdaq Capital Market under the ticker symbol “BON” since June 24, 2021. On July 2, 2021, the underwriters exercised its over-allotment option to purchase an additional 33,000 shares*, par value US$0.001 per share* at the price of $50.00 per share*.

In connection with the Company’s IPO, the Company agreed to issue to the underwriters with warrants to purchase up to a total of 10,120 Ordinary Shares* of the Company, with warrant terms of five years and an exercise price of $50.00 per share*, among which 5,060 shares* of warrants had been exercised on October 1, 2021 by cashless method, which resulted in 2,038 Ordinary Shares* issued with no proceeds received by the Company from this transaction. Subsequently, on July 13, 2022, the underwriters elected to exercise the remaining 5,060 shares* of warrants under the cashless method, which resulted in 3,185 Ordinary Shares* issued with no proceeds received by the Company from this transaction.

On January 17, 2023, the Company closed a private offering of Ordinary Shares and warrants to purchase Ordinary Shares. A total of 275,000 Ordinary Shares* were issued to a total of five investors (the “Investors”) at a subscription price of $8.00 per share*, for total subscription proceeds of $2,200,000. In addition, for each share subscribed for by the Investors, the Company issued one warrant to purchase one Ordinary Share at an exercise price of $8.80 per share*, exercisable for a period of 24 month for a total of 275,000 shares. A commission of $168,532 were paid related to this private offering.

On March 9, 2024, the shareholders of the Company approved a reverse split at a ratio of 1-for-10 shares. The Reverse Split took effective on April 11, 2024. As a result of this reverse split, there were 1,173,867 shares* and 839,623 shares* issued and outstanding as of September 30, 2023 and 2022, which are considered as a part of the Reorganization of the Company and was retroactively applied as if the transaction occurred at the beginning of the period presented.

Underwriter warrants

In connection with the Company’s IPO, the Company also agreed to issue to the underwriters and to register herein warrants to purchase up to a total of 10,120 Ordinary Shares* of the Company (equal to 4% of the total number of Ordinary Shares sold in the IPO) (the “Underwriter Warrants”).

These warrants have warrant term of five years, with an exercise price of $50.00 per share* (equal to 100% of the Company’s IPO offering price of $50.00 per share*). The Underwriter Warrants may be purchased in cash or via cashless exercise, will be exercisable for five (5) years, and will terminate on the fifth anniversary of the date thereafter.

The warrants are exercisable at any time, and from time to time, in whole or in part, commencing 180 days from the closing of the IPO. Management determined that these warrants meet the requirements for equity classification under ASC 815-40. On October 1, 2021, the underwriters elected to exercise 5,060 shares* of warrants with cashless exercise, which resulted in 2,038 Ordinary Shares* issued with no proceeds received by the Company from this transaction. Subsequently, on July 13, 2022, the underwriters elected to exercise the remaining 5,060 shares* of warrants under the cashless method, which resulted in 3,185 Ordinary Shares* issued with no proceeds received by the Company from this transaction.

A summary of warrants activity for the years ended September 30, 2023, 2022 and 2021 was as follows:

	Number of warrants*	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2021	10,120	$50.00	-
Granted	-	-	-
Forfeited	-	-	-
Exercised	(10,120)	50.00	-
Exercisable, September 30, 2022	-	$-	-
Granted	275,000	8.80	1.3
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, September 30, 2023	275,000	$8.80	1.3
Exercisable, September 30, 2023	275,000	$8.80	1.3

(*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14— SHAREHOLDERS’ EQUITY (continued)

Non-controlling interest

The Company’s subsidiary, Xi’an App-chem, owns majority of the equity interest in the following two entities: Xi’an Dietary Therapy Medical Technology Co., Ltd (“Xi’an DT”) and Tianjin Yonghexiang Bio(Tech) Co., Ltd. (“Tianjin YHX”) Non-controlling interests represent minority shareholders’ 25% ownership interests in Xi’an DT and 49% ownership interest in Tianjin YHX. The following table reconciles the non-controlling interest as of September 30, 2023 and 2022:

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2022	$472,812	$57,680	$530,492
Net loss attributable to non-controlling interest	(5,700)	(37,600)	(43,300)
Foreign currency translation adjustment	1,315	8,674	9,989
As of September 30, 2023	$468,427	$28,754	$497,181

Statutory reserve and restricted net assets

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP differ from those in the statutory financial statements of the WFOE and its subsidiaries. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, the Company’s WFOE Xi’an CMIT and subsidiaries are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict the WFOE and its subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.

As of September 30, 2023 and 2022, the restricted amounts as determined pursuant to PRC statutory laws totaled $2,372,871 and $1,804,116, respectively, and total restricted net assets amounted to $20,556,190 and $17,516,406, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS